Related Party Transactions - Summary of Outstanding Balances and Transactions with Related Parties (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities	₱ 85,488	₱ 88,750
ROU assets	39,111	32,717
Lease liabilities - net of current portion	46,703	41,625
Current portion of lease liabilities	7,335	5,921
Repairs and maintenance	30,653	30,186	₱ 28,923
Rent	1,398	1,372	2,031
Depreciation and amortization	55,988	58,441	98,631
Accounts payable	66,722	81,014
Financing costs – net	15,500	13,755	11,759
Professional and other contracted services	7,878	9,077	8,828
Communication, training and travel	1,165	1,229	1,467
Prepayments and other nonfinancial assets	71,904	93,580
Insurance and security services	1,408	1,344	1,576
Trade and other receivables	48,808	43,301
Cost of services (Note 17)	3,965	4,144	3,143
Revenues	216,833	210,953	204,362
Expenses	166,346	170,259	209,427
Meralco Joint Venture Through P C E V
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities	552	603
ROU assets	2,600	598
Lease liabilities - net of current portion	2,191	2
Current portion of lease liabilities	565	1
Repairs and maintenance	3,039	2,928	3,219
Rent			40
Depreciation and amortization	₱ 652	603	665
Meralco Joint Venture Through P C E V | ROU Assets [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Upon depreciation or expiration of lease
Meralco Joint Venture Through P C E V | Accounts Payable And Accrued Expenses And Other Current Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of invoice
Meralco Joint Venture Through P C E V | Accrued expenses and other current liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	45 days upon receipt of billings
Meralco Joint Venture Through P C E V | Lease Liabilities - Net of Current Portion [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2024 – due after December 31, 2025; 2023 – due after December 31, 2024
Meralco Joint Venture Through P C E V | Current Portion of Lease Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2024 – due after December 31, 2024; 2023 – due after December 31, 2023
Meralco Industrial Engineering Services Corporation, or MIESCOR Joint Venture Through PCEV [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities	₱ 5	3
Terms and Conditions	30 days upon receipt of invoice
NTT TC Leasing [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Non-amortizing, payable upon maturity on March 27, 2024
Financing costs – net		19	46
NTT World Engineering Marine Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities	₱ 256	261
Repairs and maintenance	₱ 116	92	80
Terms and Conditions	1st month of each quarter; noninterest-bearing
NTT TC Leasing One [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Non-amortizing, payable upon maturity on March 30, 2023
Interest-bearing financial liabilities (Note 20)		1,385
Financing costs – net	₱ 26	96	46
NTT Communications [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities	₱ 115	104
Terms and Conditions	30 days upon receipt of invoice; noninterest-bearing
Accounts payable		3
Professional and other contracted services	₱ 123	110	87
NTT Communications [Member] | Accrued expenses and other current liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days upon receipt of invoice; noninterest-bearing
NTT Worldwide Telecommunications Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days upon receipt of invoice; noninterest-bearing
Accounts payable		6
Selling and promotions		1	2
NTT DOCOMO, Inc. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities	₱ 121	103
Terms and Conditions	30 days upon receipt of invoice; noninterest-bearing
Professional and other contracted services	₱ 125	105	105
JGSHI and Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities	59	81
Accrued expenses and other current liabilities	44	44
ROU assets	4	4
Lease liabilities - net of current portion		78
Repairs and maintenance	14	48	23
Rent	₱ 361	246	269
Depreciation and amortization			44
JGSHI and Subsidiaries [Member] | ROU Assets [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Upon depreciation or expiration of lease
JGSHI and Subsidiaries [Member] | Accounts Payable And Accrued Expenses And Other Current Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	1st month of each quarter; 30 days upon receipt of invoice; noninterest-bearing
JGSHI and Subsidiaries [Member] | Accrued expenses and other current liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days upon receipt of invoice; noninterest-bearing
JGSHI and Subsidiaries [Member] | Lease Liabilities - Net of Current Portion [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2024 – due after December 31, 2025; 2023 – due after December 31, 2024
Malayan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities	₱ 8	8
Prepayments and other nonfinancial assets		152
Insurance and security services	209	261	229
Gotuaco [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities	2
Insurance and security services	133	142	144
FPIML [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Professional and other contracted services	163	149	133
Various [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities	516	603
ROU assets	308	148
Lease liabilities - net of current portion	181	66
Current portion of lease liabilities	₱ 97	42
Terms and Conditions	30 days upon receipt of billing; noninterest-bearing
Accounts payable	₱ 1,485	666
Trade and other receivables	7,948	5,193
Revenues	2,589	2,510	2,518
Expenses	₱ 7,652	₱ 4,433	₱ 5,687
Various [Member] | ROU Assets [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Upon depreciation or expiration of lease
Various [Member] | Trade and Other Receivables [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days upon receipt of invoice
Various [Member] | Accrued expenses and other current liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of billing
Various [Member] | Lease Liabilities - Net of Current Portion [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2024 – due after December 31, 2025; 2023 – due after December 31, 2024
Various [Member] | Current Portion of Lease Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2024 – due after December 31, 2024; 2023 – due after December 31, 2023